COMMITMENTS AND CONTINGENCIES - Schedule of Contractual Obligations (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt Obligations	$ 250,000	$ 250,000	$ 500,000
Notes payable - current portion	664,235	703,914
Capital Leases	143,558	154,997
Operating Lease Obligations	14,845,173	16,222,372
Total	$ 17,104,807	$ 17,331,283
Year 1
Long-Term Debt Obligations
Notes payable - current portion		$ 703,914
Capital Leases	$ 35,607	47,046
Operating Lease Obligations	1,506,638	2,145,105
Total	$ 3,408,321	$ 2,896,065
Year 2
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 47,996	$ 479,963
Operating Lease Obligations	2,061,836	2,160,884
Total	2,109,832	2,208,880
Year 3
Long-Term Debt Obligations	250,000	$ 250,000
Notes payable - current portion
Capital Leases	34,886	$ 34,886
Operating Lease Obligations	2,036,119	2,137,230
Total	$ 2,321,005	$ 2,422,116
Year 4
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 17,287	$ 17,287
Operating Lease Obligations	1,725,979	1,837,408
Total	$ 1,743,266	$ 1,854,695
Year 5
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases	$ 7,782	$ 7,782
Operating Lease Obligations	1,644,042	1,755,471
Total	$ 1,651,824	$ 1,763,253
Thereafter
Long-Term Debt Obligations
Notes payable - current portion
Capital Leases
Operating Lease Obligations	$ 5,870,559	$ 6,186,274
Total	$ 5,870,559	$ 6,186,274